Share capital	12 Months Ended
Dec. 31, 2020
Share capital
Share capital

Note 11: Share capital

	AS OF DECEMBER 31,
	2018	2019	2020
Share capital (in thousands of euros)	2,693	4,793	20,151

Number of outstanding shares	13,463,413	23,963,254	100,757,097

Nominal value per share (in euros)	0.20	€0.20	€0.20	€

Share capital and issue premium

As of December 31, 2020, the share capital of the Company was €20,151,419.40 divided into 100,757,097 fully subscribed ordinary shares with a nominal value of €0.20 per share.

Outstanding shares exclude warrants (“BSA”) granted to certain investors, free shares and founders’ warrants (“BSPCE”) granted to certain employees and members of the Board of Directors that have not yet been exercised.

As of December 31, 2020, the premiums of the Company were €22,538 thousand(as restated). It included the recognition of costs relating to capital increases for amount of €2,709 thousand and costs incurred as part of the IPO project for amount of €787 thousands.

The general meeting held on May 28, 2020 decided the allocation of premiums to accumulated deficit for amount of €44,047 thousand.

Changes in share capital

For the year ended December 31, 2018:

There were no changes in share capital during the year ended December 31, 2018.

Certain costs incurred in connection with a potential equity transaction that would result in the issuance of shares were recognized as a reduction from shareholders' equity.

For the year ended December 31, 2019:

242 bonds held by NEGMA Group Limited (see Note 13.2.1) were converted to the Company’s new shares through the issuance of 10,499,841 shares with a nominal value of €0.20 per share, representing a share capital increase of €2,100 thousand and a premium of €771 thousand(based on the fair value of shares issued at the date of conversion as restated).

Following the Company’s decision to postpone the issuance of its shares in connection with a listing of the Company’s equity securities on the Nasdaq, related costs initially recognized as a reduction from shareholders’ equity in 2018 were recognized in the 2019 statement of consolidated operations.

For the year ended December 31, 2020:

The Company completed several private placements during the period totaling €23,486 thousand (share capital increase of €9,859 thousand and an issue premium of €13,627 thousand), which can be detailed as follows:

●	In February 2020: a private placement amounting to €3.3 million through the issuance of 12,394,071 new shares at a share price of €0.27. This transaction generated a share capital increase of €2,479 thousand and an issue premium of €868 thousand.
●	June 2020:
o	issuance of 2,050,000 new shares at a share price of €0.68, reserved for Negma, pursuant to summary judgement dated May 7, 2020 (see Note 13.2). This transaction generated a capital increase of €410 thousand and an issue premium of €984 thousand.
o	a private placement of €4.0 million by issuing 6,060,606 new shares at a share price of €0.66. This transaction generated a capital increase of €1,212 thousand and an issue premium of €2,788 thousand.
●	In July 2020: a private placement amounting to €6.1 million by issuing 9,563,732 new shares at a share price of €0.642. This transaction generated a capital increase of €1,913 thousand and an issue premium of €4,227 thousand.
●	In October 2020: a private placement amounting to €10 million through the issuance of 21,276,596 new shares at a share price of €0.47. This transaction generated a share capital increase of €4,255 thousand and an issue premium of €5,745 thousand.

The Company converted certain bonds into new shares in the year ended December 31, 2020 which can be detailed as follows:

●	68 bonds held by Negma were converted into new shares generating the issuance of 3,400,000 shares with a share price of €0.20, or a capital increase of €680 thousand, and an issue premium of -€6 thousand (based on the fair value of shares issued at the date of conversion as restated).
●	330 bonds held by Atlas were converted into new shares generating the issuance of 17,178,683 shares with a share price of €0.20, representing a capital increase of €3,436 thousand and an issue premium of €9,208 thousand(based on the fair value of shares issued at the date of conversion as restated).
●	Pursuant to a summary judgement dated May 7, 2020, 41 bonds held by Negma were converted into new shares generating the issuance of 2,050,000 shares with a share price of €0.20, representing a capital increase of €410 thousand and an issue premium of €984 thousand (as restated).

The costs incurred by the Company in connection with the 2020 share capital increases and the Initial Public Offering on Nasdaq Capital Market in February 2021 (see note 24) were recognized as a reduction from shareholders’ equity for respectively €2,709 thousand and €787 thousand.

Following the exercise of warrants during the period, the share capital was increased by €1,315 thousand through the issuance of 4,870,155 new shares, with a nominal value of €0.20, or €974 thousand,and an issue premium of €341 thousand.

Distribution of dividends

The Company did not distribute any dividends during the years ended December 31, 2019 and 2020, respectively.

Capital management

The Company’s policy is to maintain a solid capital base in order to preserve the confidence of investors and creditors and to support future growth.

In this respect, the Company entered into a liquidity agreement with Banque Parel. In connection with this liquidity agreement:

●	48,228 treasury shares were recognized at cost (€43 thousand) as a reduction from shareholders’ equity as of December 31, 2020, and 83,479 treasury shares were recognized at cost (€17 thousand) as a reduction from shareholders’ equity as of December 31, 2019; and
●	€80 thousand of cash was included in non-current financial assets as of December 31, 2020, and €45 thousand of cash was included in non-current financial assets as of December 31, 2019.